U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares Asia 50 ETF
iShares Core S&P 500 ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core S&P U.S. Growth ETF
iShares Core S&P U.S. Value ETF
iShares Currency Hedged JPX-Nikkei 400 ETF
iShares Emerging Markets Infrastructure ETF
iShares Europe ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Telecom ETF
iShares Global Timber & Forestry ETF
iShares Global Utilities ETF
iShares iBonds Sep 2016 Term Muni Bond ETF
iShares iBonds Sep 2017 Term Muni Bond ETF
iShares iBonds Sep 2018 Term Muni Bond ETF
iShares iBonds Sep 2019 Term Muni Bond ETF
iShares iBonds Sep 2020 Term Muni Bond ETF
iShares India 50 ETF
iShares International Developed Property ETF
iShares International Dividend Growth ETF
iShares International Preferred Stock ETF
iShares JPX-Nikkei 400 ETF
iShares Latin America 40 ETF
iShares Micro-Cap ETF
iShares Mortgage Real Estate Capped ETF
iShares Nasdaq Biotechnology ETF
iShares North American Natural Resources ETF
iShares North American Tech ETF
iShares North American Tech-Multimedia Networking ETF
iShares North American Tech-Software ETF

iShares PHLX Semiconductor ETF
iShares Residential Real Estate Capped ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF
iShares Russell Mid-Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF
iShares S&P Small-Cap 600 Value ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Preferred Stock ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

3.	Investment Company Act File Number: 811-09729

Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 3/31/2017

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$261,808,456,445

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$192,706,099,448

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	-$192,706,099,448

	(v) Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$69,102,356,997

(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X 0.0001159

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $8,008,963.18

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$8,008,963.18

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 6/28/2017

	Method of Delivery:

	[X] Wire Transfer

	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neil
Assistant Treasurer

Date:    6/29/2017

*	Please print the name and title of the signing officer below the signature.